Consolidated Statements of Equity (USD $) In Thousands	Total	Member capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total membership equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2008	$ 600,109	$ 824,235	$ (221,842)	$ (4,027)	$ 598,366	$ 1,743
Net (loss) income	(49,710)		(50,433)		(50,433)	723
Other comprehensive income (loss), net of taxes	4,588			4,545	4,545	43
Stock-based compensation	3,382	3,382			3,382
Ending Balance at Dec. 31, 2009	558,369	827,617	(272,275)	518	555,860	2,509
Net (loss) income	(51,675)		(52,532)		(52,532)	857
Other comprehensive income (loss), net of taxes	(2,695)			(2,566)	(2,566)	(129)
Stock-based compensation	1,888	1,888			1,888
Investment by parent	1,489	1,489			1,489
Dividend paid by subsidiary to owners of noncontrolling interests	(557)					(557)
Ending Balance at Dec. 31, 2010	506,819	830,994	(324,807)	(2,048)	504,139	2,680
Net (loss) income	(213,587)		(214,469)		(214,469)	882
Other comprehensive income (loss), net of taxes	2,213			2,266	2,266	(53)
Stock-based compensation	2,701	2,701			2,701
Investment by parent	3,176	3,176			3,176
Cancellation of vested options	(2,000)	(2,000)			(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	(1,366)					(1,366)
Ending Balance at Dec. 31, 2011	297,956	834,871	(539,276)	218	295,813	2,143
Net (loss) income	(71,500)		(72,114)		(72,114)	614
Other comprehensive income (loss), net of taxes	82			97	97	(15)
Stock-based compensation	3,563	3,563			3,563
Investment by parent	1,000	1,000			1,000
Ending Balance at Sep. 29, 2012	$ 231,101	$ 839,434	$ (611,390)	$ 315	$ 228,359	$ 2,742